Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 26, 2012
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 26, 2012
Global X Top Guru Holdings Index ETF (Prospectus Summary) | Global X Top Guru Holdings Index ETF | Global X Top Guru Holdings Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GURU
Global X Value Guru Holdings Index ETF (Prospectus Summary) | Global X Value Guru Holdings Index ETF | Global X Value Guru Holdings Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
Global X Activist Investor Holdings Index ETF (Prospectus Summary) | Global X Activist Investor Holdings Index ETF | Global X Activist Investor Holdings Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
Global X SuperIncome & MLP Index ETF (Prospectus Summary) | Global X SuperIncome & MLP Index ETF | Global X SuperIncome & MLP Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SINC
Global X SuperIncome Preferred ETF (Prospectus Summary) | Global X SuperIncome Preferred ETF | Global X SuperIncome Preferred ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPFF
Global X SuperIncome REIT ETF (Prospectus Summary) | Global X SuperIncome REIT ETF | Global X SuperIncome REIT ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
Global X Permanent ETF (Prospectus Summary) | Global X Permanent ETF | Global X Permanent ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PERM